Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Liabilities
Schedule of significant components of other current liabilities

(in thousands)	2017	2016
Deferred revenues	$52,913	40,473
Accrued expenses	38,018	32,861
Accrued third-party commissions	34,276	28,310
Dividends payable	24,886	19,513
Accrued interest	19,330	19,029
Litigation settlements	1,380	20,795
Income taxes payable	185	1,673
Other	107,847	100,605
Total	$278,835	263,259